UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported): February 11, 2015

Commission File Number of securitizer: 025-01628

Central Index Key Number of securitizer: 0001607875

ORES 2014-LV3, LLC

John A. Bolger (949) 517-0807

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Note: ORES 2014-LV3, LLC, as securitizer, is filing this Form ABS-15G in respect of asset-backed securities issued by it and the following affiliated entities in the reporting period indicated above:

Acorn Loan Acquisition Venture III, LLC, Amber Portfolio, LLC, Crimson Portfolio Alpha, LLC, Emerald Portfolio Alpha, LLC, Iris Portfolio, LLC, Maroon Portfolio, LLC, MIL Acquisition Venture, LLC, NW Bend, LLC, Olive Portfolio Alpha, LLC, RBRE Loan Portfolio, LLC, Slate Portfolio, LLC, West Loan Acquisitions Holdings, LLC, Amber Bell Road Holdings, LLC, Amber New Hope Holdings, LLC, Amber Pavilion Parkway Holdings, LLC, Amber River Road Holdings, LLC, Blue Beason Gap Holdings, LLC, Blue Belle Holdings, LLC, Blue Brookstone Holdings, LLC, Blue Button Bush Holdings, LLC, Blue Chapel Hill Holdings, LLC, Blue Citation Court Holdings, LLC, Blue Davila Street Holdings, LLC, Blue Empire Drive Holdings, LLC, Blue Illinois Avenue Holdings, LLC, Blue Jones Dairy Holdings, LLC, Blue Lake Street Holdings, LLC, Blue Lost Cove Holdings, LLC, Blue Mobile Holdings, LLC, Blue Mowry Holdings, LLC, Blue O’hara Drive Holdings, LLC, Blue Range Street Holdings, LLC, Blue University Lane Holdings, LLC, Blue Wardley Park Holdings, LLC, Blue West Jackson Street Holdings, LLC, Copper Alisal Holdings, LLC, Copper Atlantic Commerce Holdings, LLC, Copper Greenbryre Holdings, LLC, Copper High Point Holdings, LLC, Crimson Airport Road Holdings LLC, Crimson Apache Holdings, LLC, Crimson Avenue West, LLC, Crimson Bass Road, LLC, Crimson Berryhill Road, LLC, Crimson Canton Parkway, LLC, Crimson Cumming Land, LLC, Crimson Diamond Creek, LLC, Crimson Entrada Holdings, LLC, Crimson Golf Lakes, LLC, Crimson Gwinnett Holdings, LLC, Crimson Hatchery Road Holdings, LLC, Crimson Hemlock Road, LLC, Crimson Highway 25, LLC, Crimson Idlewild Drive Holdings, LLC, Crimson Jasmine Cove, LLC, Crimson Judd Creek Holdings, LLC, Crimson Kankakee Holdings, LLC, Crimson Little School Road, LLC, Crimson Main Street Lot, LLC, Crimson Marion Street, LLC, Crimson Perth Lane Holdings, LLC, Crimson Satellite Blvd, LLC, Crimson Smith Lake Holdings, LLC, Crimson Tamiami Trail Holdings, LLC, Crimson Village Of Anne Marie, LLC, Emerald Dickinson Avenue, LLC, Emerald Portertown Holdings, LLC, Garnet Ashby Road Real Estate, LLC, Garnet Bay Boulevard Real Estate, LLC, Garnet Beach Condo Real Estate, LLC, Garnet Catawba Road Real Estate, LLC, Garnet Emerson Street Real Estate, LLC, Garnet Fayetteville Real Estate, LLC, Garnet Fisherman’s Real Estate, LLC, Garnet Fort Fisher Real Estate, LLC, Garnet Franklinton Commercial Real Estate, LLC, Garnet Greensboro Road Real Estate, LLC, Garnet Harborside Real Estate, LLC, Garnet Highway 905 Real Estate, LLC, Garnet Hollybrook Avenue Real Estate, LLC, Garnet Indian Trail Road Real Estate, LLC, Garnet Jacobs Industrial Real Estate, LLC, Garnet Litchfield Real Estate, LLC, Garnet Luck Avenue Real Estate, LLC, Garnet Mountain Lake Real Estate, LLC, Garnet Ocala MF Real Estate, LLC, Garnet Portsmouth Boulevard Real Estate, LLC, Garnet Red Bank Road Real Estate, LLC, Garnet Shippensburg Real Estate, LLC, Garnet Shoreline Real Estate, LLC, Garnet South Crater Real Estate, LLC, Garnet Villa Bonita Real Estate, LLC, Garnet Village Avenue Real Estate, LLC, Garnet Warehouse Real Estate, LLC, Gold MIL Bradenton Holdings I, LLC, Gold MIL Davenport Rex Holdings, LLC, Gold MIL Harvard Holdings IV,LLC, Gold MIL Medical Holdings, LLC, Gold MIL Port Washington Holdings, LLC, Gold MIL Railroad

Holdings, LLC, Gold MIL Riverside Holdings III, LLC, Gold MIL Rockford Holdings, LLC, Gold MIL Willowood Holdings, LLC, Gold MIL Woodstock Holdings, LLC, Iris Beaver Creek Holdings, LLC, Iris Cagle Mill Road Holdings, LLC, Iris Independence Holdings, LLC, Iris Nopone Road Holdings, LLC, Iris White Street Holdings, LLC, Iris Winder Highway Holdings, LLC, Iris Woodbine Holdings, LLC, Iris Yow Mill Road Holdings, LLC, Maroon Armory Drive Holdings, LLC, Maroon BVA Holdings, LLC, Maroon CHR Holdings, LLC, Maroon Covington Pike Holdings, LLC, Maroon DEO Holdings, LLC, Maroon DPR Holdings, LLC, Maroon LMP Holdings, LLC, Maroon OFC Holdings, LLC, Maroon STC Holdings, LLC, Maroon VOC Holdings, LLC, NW Bend Happy Valley Holdings, LLC, NW Bend Real Estate Holdings 630 Main, LLC, NW Bend Real Estate Holdings Carlton, LLC, NW Bend Real Estate Holdings Fair State, LLC, NW Bend Real Estate Holdings Pacific Plaza, LLC, NW Bend Real Estate Holdings Powell Butte, LLC, NW Bend Real Estate Holdings Santiam Highway, LLC, NW Bend Real Estate Holdings South Stage Road, LLC, NW Bend Real Estate Holdings Timber Avenue, LLC, Olive Camino Arroyo, LLC, Olive Duncan Road, LLC, Olive Highway 12 Holdings, LLC, Olive Kenneth Road, LLC, Olive Laguna Drive, LLC, Olive Northfield Holdings, LLC, Olive Ranch Trail, LLC, Olive Waterfront Res Land, LLC, Red Arbor Pointe, LLC, Red Berwyn Holdings, LLC, Red Bluebill Lane Holdings, LLC, Red Boothe Circle Holdings, LLC, Red Dillard Street Holdings, LLC, Red Eustis Holdings, LLC, Red Goldenrod Holdings XVIII, LLC, Red Grove Avenue Holdings, LLC, Red Gustav Avenue Holdings, LLC, Red Harlem Holdings, LLC, Red Hickory Hills Holdings, LLC, Red Highway 17-92 Holdings, LLC, Red Highway Fifty Holdings, LLC, Red Isleview Drive Holdings, LLC, Red John Young Holdings, LLC, Red Liberty Holdings XI, LLC, Red Naples Holdings V, LLC, Red Orlando Holdings, LLC, Red Riverwalk Drive Holdings, LLC, Red Seventy First Street Holdings, LLC, Red Shepherds Bluff Holdings, LLC, Red Vineland Road Holdings, LLC, Red Wauk-Jeff Condos, LLC, Slate Berry Town Holdings, LLC, Slate Carefree Holdings, LLC, Slate Centerline Holdings, LLC, Slate Davis Center Holdings, LLC, Slate Energy Park Holdings, LLC, Slate Freeport Holdings, LLC, Slate Main Street Holdings, LLC, Slate Marketplace Holdings, LLC, Slate Northgate Holdings, LLC, Slate Perimeter Holdings, LLC, Slate Summit II Holdings, LLC, Slate Sutherland Retail Holdings, LLC, Slate Trails Holdings, LLC, Slate Tulsa Retail Holdings, LLC, Slate Winston Holdings, LLC, West 14th Avenue Holdings, LLC, West 65 North Holdings, LLC, West Crawford Street Holdings, LLC, West Dahlberg Road Holdings, LLC, West Harrison Street Holdings, LLC, West Highway 50 Holdings, LLC and West Snowberry Holdings, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ORES 2014-LV3, LLC

By:	Sabal Financial Group, L.P.,
its Manager

By:	/s/ R. Patterson Jackson
Name:	R. Patterson Jackson
Title:	Chief Executive Officer

Date: February 11, 2015